Goodwill - Reconciliation of Goodwill (Detail) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill beginning balance	$ 113,010
Goodwill ending balance	116,168	$ 113,010
Carrying amount	116,168	113,010
Acquisition cost [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill beginning balance	115,541	118,461
Effect of movements in foreign exchange	2,664	(3,147)
Transfers (to)/from intangible assets	(17)	(68)
Disposals through the sale of subsidiaries		(32)
Hyperinflation monetary adjustments	246	328
Goodwill ending balance	118,434	115,541
Carrying amount	118,434	115,541
Impairment losses [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill beginning balance	(2,531)	(2,665)
Effect of movements in foreign exchange	265	134
Goodwill ending balance	(2,266)	(2,531)
Carrying amount	$ (2,266)	$ (2,531)